UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number        811-22575

J.P. Morgan Access Multi-Strategy Fund II

(Exact name of registrant as specified in charter)

270 Park Avenue, Floor 22

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue, Floor 9

New York, NY 10017

(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code:  (800) 480-4111

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

J.P. Morgan Access Multi-Strategy Fund II

Financial Statements

For the six months ended September 30, 2013

(Unaudited)

This report is open and authorized for distribution only to qualified and accredited investors or financial intermediaries who have received a copy of the Fund’s Private Placement Memorandum. This document, although required to be filed with the SEC, may not be copied, faxed or otherwise distributed to the general public.

J.P. Morgan Access Multi-Strategy Fund II

Financial Statements

For the six months ended September 30, 2013

(Unaudited)

Past performance is no guarantee of future results. Market volatility can significantly impact short-term performance. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value will fluctuate so that an investor’s interests, when redeemed, may be worth more or less than original cost.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments

September 30, 2013

(Unaudited)

Investment Fund	Cost ($)	Fair Value ($)	% of Net Assets	Liquidity (d)
Diversified
D.E. Shaw Composite International Fund, Ltd.	10,050,000	11,649,166	3.59	Quarterly
OZ Overseas Fund II, Ltd.	23,250,000	26,429,314	8.17	Quarterly
Paloma International, Ltd.	17,670,000	18,742,942	5.80	Quarterly

Total	50,970,000	56,821,422	17.56

Event Driven - Core
Corvex Offshore, Ltd.	15,000,000	15,754,124	4.86	Quarterly
Paulson Enhanced Ltd. (a)	13,724,761	16,096,059	4.98	Quarterly
Pershing Square International, Ltd.	4,312,500	4,669,678	1.44	Quarterly
Third Point Offshore Fund, Ltd. (a)	9,550,000	12,809,100	3.96	Quarterly

Total	42,587,261	49,328,961	15.24

Event Driven - Distressed
Caspian Select Credit International, Ltd.	16,950,000	18,043,149	5.58	Quarterly
XPI Holdings I Ltd.	104,911	132,560	0.04	In Liquidation*
York Credit Opportunities Unit Trust	17,900,000	20,226,552	6.25	Quarterly

Total	34,954,911	38,402,261	11.87

Long/Short Equities
Brahman Partners II Offshore, Ltd. (a)	18,150,000	21,539,131	6.65	Quarterly
Glenview Capital Partners, Ltd. (a)	12,900,000	18,046,664	5.58	Quarterly
Maverick Fund, Ltd.	13,800,000	15,262,895	4.71	Monthly
OZ Asia Overseas Fund, Ltd.	13,450,000	14,996,000	4.64	Quarterly
Shannon River Partners, Ltd.	8,000,000	8,284,035	2.56	Quarterly
Standard Pacific Capital Offshore Fund, Ltd. (a)	6,050,000	6,283,285	1.95	Quarterly
TPG-Axon Partners (Offshore), Ltd.	5,171,140	5,840,799	1.80	Quarterly

Total	77,521,140	90,252,809	27.89

Opportunistic/Macro
Blue Trend Fund Ltd.	11,200,000	9,781,960	3.02	Monthly
D.E. Shaw Oculus International Fund Ltd.	6,800,000	8,004,436	2.48	Quarterly
Man Systematic TailProtect Offshore Fund Ltd.	3,000,000	2,596,824	0.80	Monthly
Two Sigma Horizon Cayman Fund, Ltd. (a)	11,340,000	11,976,933	3.70	Quarterly
Winton Futures Fund Ltd. (a)	12,500,000	12,464,346	3.85	Monthly

Total	44,840,000	44,824,499	13.85

Relative Value
Blue Mountain Long/Short Credit Fund Ltd.	16,300,000	17,034,757	5.27	Monthly
Bocage Global Resources Offshore Fund	11,900,000	11,365,411	3.51	Monthly
Marathon Credit Opportunity Fund, Ltd.	4,500,000	4,537,350	1.40	Quarterly

Total	32,700,000	32,937,518	10.18

Total Investments in Investment Funds	283,573,312	312,567,470	96.59

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments (continued)

September 30, 2013

(Unaudited)

	Cost ($)	Fair Value ($)	% of Net Assets	Liquidity (d)
Short-Term Investment

Investment Company
J.P. Morgan Prime Money Market Fund, Institutional Class Shares, 0.01% (b),(c)	7,907,213	7,907,213	2.44	Daily

Total Investments	291,480,525	320,474,683	99.03

Other Assets, less Liabilities		3,146,841	0.97

Net Assets		323,621,524	100.00

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2013.
(d)	Certain funds may be subject to an initial lockup period.
*

The Investment Fund is in the process of ceasing its operations or has created a special purpose vehicle to handle the orderly disposition of the underlying assets, which may result in J.P. Morgan Access Multi-Strategy Fund II’s delayed receipt of redemption proceeds.

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments (continued)

September 30, 2013

(Unaudited)

Investment Strategy as a Percentage of Total Investments

The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 15% to 25% of net profits earned.

The accompanying notes are an integral part of the financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Statement of Assets and Liabilities

September 30, 2013

(Unaudited)

Assets

Investments, at fair value (cost $283,573,312)	$312,567,470
Investment in affiliate, at fair value (cost $7,907,213)	7,907,213

Total Investments, at fair value (cost $291,480,525)	320,474,683

Investments paid in advance (see Note 2c)	21,000,000
Receivable for investment funds sold	3,644,608
Prepaid expenses	18,464
Due from Investment Manager	1,445
Dividend receivable from affiliate	201
Due from Custodian	184

Total assets	345,139,585

Liabilities
Subscriptions received in advance (see Note 6)	20,487,000
Tender offer proceeds payable	581,043
Management Fee payable	337,819
Administration Fee payable	40,538
Credit facility fees payable	4,667
Professional fees payable	2,300
Other accrued expenses	64,694

Total liabilities	21,518,061

Net assets attributable to 19,397,715 shares issued and outstanding ($0.001 par value; unlimited number of shares authorized)	$323,621,524

Net Assets
Paid in capital	$304,271,633
Accumulated undistributed (distributed in excess of) net investment income	(11,025,406)
Accumulated net realized loss	1,381,139
Net unrealized appreciation on investments	28,994,158

Total Net Assets	$323,621,524

Net asset value per share	$16.68

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Statement of Operations

For the six months ended September 30, 2013

(Unaudited)

Investment income
Dividend income from affiliate	$1,283

Total investment income	1,283

Expenses
Management Fee (see Note 3)	1,712,418
Administration Fee (see Note 3)	205,490
Fund accounting and custodian fees	127,044
Professional fees	69,313
Credit facility fees (see Note 4)	61,667
Investor servicing fees	38,412
Insurance	22,157
Trustees and Chief Compliance Officer’s fees	396
Other	27,814

Total expenses	2,264,711

Less: Waivers and/or expense reimbursements (see Note 3)	(7,884)

Net expenses	2,256,827

Net investment income/(loss)	(2,255,544)

Realized and unrealized gain/(loss)
Net realized gain/(loss) from Investment Fund transactions	1,383,569
Net change in unrealized appreciation/(depreciation) on Investment Funds	7,512,564

Net realized and unrealized gain/(loss)	8,896,133

Net increase in net assets resulting from operations	$6,640,589

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Statements of Changes in Net Assets

	For the six months ended September 30, 2013 (Unaudited)	For the Year Ended March 31, 2013

Change in Net Assets Resulting from Operations:
Net investment income/(loss)	$(2,255,544)	$(2,880,816)
Net realized gain/(loss) from Investment Fund transactions	1,383,569	1,678,823
Change in unrealized appreciation/(depreciation) on Investment Funds	7,512,564	17,165,827

Change in net assets resulting from operations	6,640,589	15,963,834

Distributions to Shareholders:
From net investment income	–	(6,509,232)

Capital Transactions:
Change in net assets from capital transactions	100,798,649	95,225,760

Net Assets:
Change in net assets	107,439,238	104,680,362
Beginning of period	216,182,286	111,501,924

End of period	$323,621,524	$216,182,286

Accumulated undistributed (distributed in excess of) net investment income	$(11,025,406)	$(8,769,862)

Capital Transactions:
Proceeds from shares issued	$106,567,000	$93,910,000
Dividends and distributions reinvested	–	5,699,239
Cost of shares redeemed	(5,770,678)	(4,386,536)
Repurchase fees	2,327	3,057

Change in net assets from capital transactions	$100,798,649	$95,225,760

Share Transactions:
Issued	6,465,745	6,013,823
Reinvested	–	367,217
Redeemed	(351,527)	(276,541)

Change in Shares	6,114,218	6,104,499

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Statement of Cash Flows

For the six months ended September 30, 2013

(Unaudited)

Cash flows from operating activities

Net increase in net assets resulting from operations	$6,640,589
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchases of Investment Funds	(107,881,718)
Sales of Investment Funds	11,761,882
Purchases of short-term investments, net	(1,692,500)
Net realized (gain)/loss from Investment Fund transactions	(1,383,569)
Net change in unrealized (appreciation)/depreciation on Investment Funds	(7,512,564)
Decrease in dividend receivable from affiliate	259
Decrease in due from Custodian	819
Decrease in due from Investment Manager	1,146
Decrease in prepaid expenses	22,157
Decrease in receivable for investment funds sold	209,086
Increase in investments paid in advance	(7,500,000)
Decrease in Administration Fee payable	(12,300)
Decrease in Management Fee payable	(102,494)
Decrease in professional fees payable	(35,284)
Increase in other accrued expenses	16,781

Net cash used in operating activities	(107,467,710)

Cash flows from financing activities

Capital subscriptions, including change in subscriptions received in advance	114,764,209
Capital redemptions, including change in tender offer proceeds payable	(7,296,499)

Net cash provided by financing activities	107,467,710

Net change in cash and cash equivalents	–
Cash at beginning of period	–

Cash at end of period	$–

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Financial Highlights

	For the six months ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Period from October 1, 2011* through March 31, 2012

Net asset value, beginning of period	$16.27	$15.53	$15.00

Net investment income (loss) (a)	(0.14)	(0.28)	(0.15)
Net realized and unrealized gain (loss) from investment	0.55	1.58	0.77
Repurchase fees	0.00 (b)	0.00 (b)	0.00

Net increase (decrease) in net assets resulting from operations	0.41	1.30	0.62

Total distributions	0.00	(0.56)	(0.09)

Net asset value, end of period	$16.68	$16.27	$15.53

Total return	2.54% (c)	8.54%	4.19% (c)

Ratios to average net assets:

Expenses, before waivers	1.71% (d)	1.78%	2.14% (d)
Expenses, net of waivers	1.70% (d)	1.78%	2.00% (d)

Net investment loss, before waivers	(1.71%) (d)	(1.77%)	(2.14%) (d)
Net investment loss, net of waivers	(1.70%) (d)	(1.77%)	(2.00%) (d)

Portfolio turnover rate	4.56% (c)	12.80%	0.00% (c)

Total return is calculated as the percentage change in value of a theoretical shareholder investment made at the beginning of the period, net of all fees and expenses. A shareholder’s total return may vary based on the timing of capital subscriptions.

The above expense ratios do not include the expenses from the underlying fund investments. However, total returns take into account all expenses.

*	Commencement of operations.

(a)	Based on average shares outstanding.

(b)	Amount rounds to less than $0.005 per share.

(c)	Not annualized.

(d)	Annualized.

The accompanying notes are an integral part of these financial statements.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited)

1.    Organization

J.P. Morgan Access Multi-Strategy Fund II (the “Fund”), was organized as a Delaware statutory trust on June 16, 2011 under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the “1940 Act”), as a closed-end, non-diversified, management investment company. The Fund’s investment objective is to generate consistent capital appreciation over the long term, with relatively low volatility and a low correlation with traditional equity and fixed-income markets. The Fund will seek to accomplish this objective by allocating its assets primarily among professionally selected investment funds (collectively, “Investment Funds” and each individually, “Investment Fund”) that are managed by experienced third-party investment advisers (“Portfolio Managers”) who invest in a variety of markets and employ, as a group, a range of investment techniques and strategies. There can be no assurance that the Fund will achieve its investment objective.

J.P. Morgan Investment Management, Inc. (“JPMIM” or the “Investment Manager”), a corporation formed under the laws of the State of Delaware and a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), is responsible for the day-to-day management of the Fund, subject to policies adopted by the Board of Trustees (the “Board”). The Investment Manager has in turn delegated substantially all investment authority and the allocation of the Fund’s assets among the Investment Funds and other instruments to J.P. Morgan Private Investments Inc. (the “Sub-Advisor” or “JPMPI”), a corporation formed under the laws of the State of Delaware and a wholly-owned subsidiary of JPMorgan Chase. The Sub-Advisor will allocate Fund assets among the Investment Funds and other investments that, in its view, represent attractive investment opportunities.

Both the Investment Manager and the Sub-Advisor are registered as investment advisers under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

The Fund is offered to certain tax-exempt and tax-deferred investors. The Fund is neither designed nor intended for U.S. taxable investors and/or non-U.S. persons.

2.    Significant Accounting Policies

a.    Use of Estimates

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires the Investment Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

b.    Valuation of Investments

The net asset value of the Fund is determined as of the last day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board. The Fund’s investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the net asset value determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

2.    Significant Accounting Policies (continued)

b.    Valuation of Investments (continued)

On a monthly basis, the Fund uses the net asset value to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end net asset value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements. Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds, the value of its investment could fluctuate.

The Board has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s investments. JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”), an indirect, wholly-owned subsidiary of JPMorgan Chase, has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, JPMIM, J.P. Morgan Asset Management’s Legal, Compliance, Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding fair value measurements and/or providing recommendations for approval to the Board’s Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact fair values and for discussing and assessing fair values on an ongoing, and at least a quarterly, basis with the VC and Board, as applicable. The appropriateness of fair values is assessed based on results of due diligence procedures performed on the valuation of the underlying Investment Funds.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

2.    Significant Accounting Policies (continued)

b.    Valuation of Investments (continued)

Investments in other open-end investment companies are valued at such company’s net asset value per share as of the valuation date.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below

•	Level 1 inputs are quoted prices in active markets for identical securities;
•	Level 2 inputs are other significant observable inputs (including the Investment Fund’s ability to be redeemed within 3 months of the reporting date at fair value);
•

Level 3 inputs are significant unobservable inputs and include restrictions on redemptions of the Investment Funds due to terms of the investment or gates, suspensions, etc. imposed by the Investment Fund such that the Fund cannot redeem at fair value within 3 months of the reporting date.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input, by strategy, as presented on the Schedule of Investments:

Investments in Investment Funds	Total Fair Value at 09/30/2013	Level 1	Level 2	Level 3
Diversified	$56,821,422	$—	$56,821,422	$—
Event Driven - Core	49,328,961	—	28,563,224	20,765,737
Event Driven - Distressed	38,402,261	—	28,455,534	9,946,727
Long/Short Equities	90,252,809	—	80,792,084	9,460,725
Opportunistic/Macro	44,824,499	—	44,824,499	—
Relative Value	32,937,518	—	28,400,168	4,537,350
Short-Term Investment
Investment Company	7,907,213	7,907,213	—	—
Total Investments	$320,474,683	$7,907,213	$267,856,931	$44,710,539

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

2.    Significant Accounting Policies (continued)

b.    Valuation of Investments (continued)

The following is a summary of each strategy for which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Strategy	Balance as of March 31, 2013	Transfers into Level 3 (a)	Transfers out of Level 3 (a)	Net realized gain / (loss)	Net change in unrealized appreciation / (depreciation)	Purchases	Sales	Balance as of September 30, 2013
Event Driven - Core	$6,915,380	$6,907,608	$–	$197,019	$667,747	$8,000,000	$(1,922,017)	$20,765,737
Event Driven - Distressed	6,837,560	–	(4,666,475)	517	196,531	7,581,717	(3,123)	9,946,727
Long/Short Equities	12,026,159	–	(6,176,934)	16,662	190,360	3,500,000	(95,522)	9,460,725
Relative Value	–	–	–	–	37,350	4,500,000	–	4,537,350
Total	$25,779,099	$6,907,608	$(10,843,409)	$214,198	$1,091,988	$23,581,717	$(2,020,662)	$44,710,539

(a) The Fund recognizes transfers into and out of the levels indicated above at the beginning of the reporting period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are typically due to the Fund’s consideration of liquidity terms of its investments in the underlying Investment Funds and reflect the Fund’s ability (classified as Level 2) or inability (classified as Level 3) to redeem its investments in the underlying Investment Funds within 3 months from the measurement date. There were no transfers between Level 1 and Level 2 during the six months ended September 30, 2013.

The change in unrealized appreciation/(depreciation) attributable to securities owned at September 30, 2013, which were valued using significant unobservable inputs (Level 3), is as follows:

Investments in Investment Funds	Net change in unrealized appreciation/ (depreciation)
Event Driven - Core	$667,747
Event Driven - Distressed	196,531
Long/Short Equities	190,360
Relative Value	37,350

Total	$1,091,988

Diversified

Portfolio Managers utilizing this strategy use two or more of the below strategies. Investment Funds within this strategy are generally subject to 45 - 75 day redemption notice periods and have quarterly liquidity.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

2.    Significant Accounting Policies (continued)

b.    Valuation of Investments (continued)

Event Driven - Core

Portfolio Managers utilizing this strategy invest in securities of companies involved in mergers, acquisitions, restructurings, liquidations, spin-offs, or other special situations that alter a company’s financial structure or operating strategy. Risk management and hedging techniques are typically employed by the Portfolio Managers to seek to protect the portfolio from deals that fail to materialize. In addition, accurately forecasting the timing of a transaction is an important element affecting the realized return. Portfolio Managers in this strategy may use leverage. Investment Funds within this strategy are generally subject to 60 - 70 day redemption notice periods and have quarterly liquidity. Certain funds may have lock up periods of up to two years as of September 30, 2013.

Event Driven - Distressed

Portfolio Managers utilizing this strategy invest in debt and equity securities of companies in financial difficulty, reorganization or bankruptcy, nonperforming and sub-performing bank loans, and emerging market debt. Portfolios are usually concentrated in debt instruments. The Portfolio Managers differ in their preference for actively participating in the workout and restructuring process and the extent to which they use leverage. Investment Funds within this strategy are generally subject to 30 - 90 day redemption notice periods. Less than 1 percent of the fair value of investments in Investment Funds in this strategy is in liquidating trusts. The remaining Investment Funds have quarterly liquidity. Certain funds may have lock up periods of up to two years as of September 30, 2013.

Long/Short Equities

Portfolio Managers utilizing this strategy make long and short investments in equity securities that are deemed by the Portfolio Managers to be under or overvalued. The Portfolio Managers typically do not attempt to neutralize the amount of long and short positions (i.e., they will be net long or net short). The Portfolio Managers may specialize in a particular industry or may allocate holdings across industries. Although the strategy is more commonly focused on U.S. markets, a growing number of Portfolio Managers invest globally. Portfolio Managers in this strategy usually employ a low to moderate degree of leverage. Investment Funds within this strategy are generally subject to 45 - 90 day redemption notice periods and have monthly to quarterly liquidity. Certain funds may have lock up periods of up to two years as of September 30, 2013.

Opportunistic/Macro

Portfolio Managers utilizing this strategy invest in a wide variety of instruments using a broad range of strategies, often assuming an aggressive risk posture. Most Portfolio Managers utilizing this strategy rely on a combination of macro-economic models and fundamental research to invest across countries, markets, sectors and companies, and have the flexibility to invest in numerous financial instruments. Futures and options are often used for hedging and speculation in order to quickly position a portfolio to profit from changing markets. The use of leverage varies considerably. Investment Funds within this strategy are generally subject to 2 - 75 day redemption notice periods and have monthly to quarterly liquidity. Certain funds may have lock up periods of up to three years as of September 30, 2013.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

2.    Significant Accounting Policies (continued)

b.    Valuation of Investments (continued)

Relative Value

Portfolio Managers utilizing this strategy make simultaneous purchases and sales of similar securities to exploit pricing differentials or have long exposure in non-equity oriented beta opportunities (such as credit). The Portfolio Managers attempt to neutralize long and short positions to minimize the impact of general market movements. Different relative value strategies include convertible bond arbitrage, statistical arbitrage, pairs trading, yield curve arbitrage and basis trading. The types of instruments traded vary considerably depending on the Portfolio Manager’s relative value strategy. Because the strategy attempts to capture relatively small mis-pricings between two related securities, moderate to substantial leverage is often employed to produce attractive rates of return. Investment Funds within this strategy are generally subject to 30 - 60 day redemption notice periods and have monthly to quarterly liquidity. Certain funds may have lock up periods of up to one year as of September 30, 2013.

Any restrictions noted above were imposed at various points throughout the period, at the discretion of the underlying Investment Funds and the time at which the restriction might lapse cannot be estimated.

c.    Investments Paid in Advance

Investments paid in advance represent funds which have been sent to Investment Funds prior to September 30, 2013 but are not effective until October 1, 2013. At September 30, 2013, the Fund made the following commitments to purchase underlying Investment Funds:

Investment Fund	Amount

Brahman Partners II Offshore, Ltd.	$1,000,000

Caspian Select Credit International, Ltd.	1,500,000

Corvex Offshore, Ltd.	1,000,000

Glenview Capital Partners, Ltd.	1,000,000

Marathon Credit Opportunity Fund, Ltd.	6,000,000

OZ Asia Overseas Fund, Ltd.	2,000,000

Paloma International Ltd.	2,500,000

Shannon River Partners, Ltd.	4,500,000

York Credit Opportunities Unit Trust	1,500,000

Total	$21,000,000

d.    Distributions from Investment Funds

Distributions received, whether in the form of cash or securities, are applied as a reduction of the investment’s cost when identified by the Investment Fund as a return of capital. Once the investment’s cost is received, any further distributions are recognized as realized gains.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

2.    Significant Accounting Policies (continued)

e.    Income Recognition and Security Transactions

Interest income is recorded on an accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund. All changes in the value of the Investment Funds are included in the net change in unrealized appreciation/(depreciation) in the Statement of Operations.

f.    Fund Expenses

The Fund bears all expenses incurred in its business other than those that the Investment Manager assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund’s account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and shareholders; all costs with respect to communications to shareholders; and other types of expenses as may be approved from time to time by the Board.

g.    Income Taxes

The Fund generally invests its assets in foreign corporations that would be classified as passive foreign investment companies (“PFICs”). The Fund has elected to have a tax year end of October 31. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute to its shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits or losses will significantly change in the next twelve months. However, the Fund’s conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations.

The Fund’s Federal tax returns for the prior three fiscal years, or since inception, if shorter, remain subject to examination by the Internal Revenue Service. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended September 30, 2013, the Fund did not incur any interest or penalties.

h.    Dividends and Distributions

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, (e.g., gains/losses from the sale of PFICs, and certain distributions), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

2.    Significant Accounting Policies (continued)

h.    Dividends and Distributions (continued)

No distributions were made to shareholders during the six months ended September 30, 2013.

Pursuant to the automatic dividend reinvestment plan (“DRIP”), shareholders are presumed to have elected to have all income dividends and capital gains distributions automatically reinvested in shares. Shareholders who affirmatively choose not to participate in the DRIP will receive any income dividends and/or capital gains distributions in cash.

3.    Management Fee, Related Party Transactions and Other

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. In consideration of the advisory services provided by the Investment Manager to the Fund, the Fund pays the Investment Manager a management fee of 1.25% per year (the “Management Fee”), payable monthly at the rate of 1/12 of 1.25% of the month-end net asset value of the Fund, before giving effect to repurchases or Repurchase Fees (if any, as defined below), but after giving effect to the Fund’s other expenses. The Management Fee is an expense paid out of the Fund’s assets. The Management Fee is paid monthly in arrears within 30 days of the calculation of the Fund’s net asset value each month. For the six months ended September 30, 2013, the Management Fee earned by JPMIM totaled $1,712,418, none of which was waived.

The Investment Manager, on behalf of the Fund, has entered into an investment sub-advisory agreement with JPMPI. For its services as sub-advisor, the Investment Manager pays JPMPI a monthly sub-advisory fee of 1/12 of 1.10% of the month-end net asset value of the Fund.

Pursuant to an Administration Agreement, the Administrator provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee (the “Administration Fee”) monthly at the annual rate of 0.15% of the Fund’s month-end assets, before giving effect to repurchases or Repurchase Fees, but after giving effect to the Fund’s other expenses. For the six months ended September 30, 2013, the Administration Fee earned by JPMFM totaled $205,490.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as the Fund’s sub-administrator (the “Sub-administrator”). For its services as Sub-administrator, BNY Mellon receives a portion of the fees payable to the Administrator.

The Bank of New York Mellon (the “Custodian”) serves as custodian of the Fund’s assets and provides custodial services to the Fund. As compensation for services, the Fund pays the Custodian a monthly fee of 0.005% of the Fund’s average gross assets, with a minimum monthly fee of $2,083.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

3.    Management Fee, Related Party Transactions and Other (continued)

The Investment Manager, or an affiliate of the Investment Manager, has contractually agreed to waive fees and/or reimburse the Fund, to the extent that total annual operating expenses (excluding acquired fund fees and expenses, interest, brokerage commissions, other transaction-related expenses and any extraordinary expenses) exceed 2.00% on an annualized basis of the Fund’s net assets as of the end of each month. This expense limitation agreement is in effect until June 30, 2015. There were no fees waived for the six months ended September 30, 2013.

The Fund may invest in one or more money market funds advised by the Investment Manager or its affiliates. The Investment Manager, Administrator and Distributor, as shareholder servicing agent, waive fees in an amount sufficient to offset the respective fees each charges to the affiliated money market fund on the Fund’s investment in such affiliated money market fund. A portion of the waiver is voluntary. The amount of fees waivers resulting from investments in the money market fund for the six months ended September 30, 2013 was $7,884.

Entities may be retained by the Fund to assist in the placement of Shares. These entities (“Placement Agents”), which may include the Investment Manager and its affiliates, will generally be entitled to receive a placement fee of up to 2.0% of the invested amount from each investor purchasing Shares through a Placement Agent. The placement fee will be added to a prospective investor’s purchase amount; it will not constitute an investment made by the investor in the Fund, nor part of the assets of the Fund. The placement fee may be adjusted or waived at the sole discretion of the Placement Agent.

Certain officers of the Fund are affiliated with the Investment Manager and the Administrator. Such officers, with the exception of the Chief Compliance Officer, receive no compensation from the Fund for serving in their respective roles.

The Fund has adopted a Deferred Compensation Plan for Eligible Trustees (the “Plan”) which allows the Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various J.P. Morgan Funds until distribution in accordance with the Plan.

4.    Line of Credit

From time to time, the Fund may borrow cash from a major institution under a credit agreement up to a maximum of 10% of the Fund’s total assets with a cap of $15 million. Interest, which is calculated on any outstanding balance, and a LIBOR-based rate, is payable monthly to the lending institution. The Fund also pays a monthly fee on the unused amount of the line of credit. The Fund is required to maintain in a segregated account a minimum amount of collateral (comprised of Investment Funds) with a market value equal to at least three times the notional amount of the line of credit. During the six months ended September 30, 2013, the Fund did not utilize the credit facility. The Fund had no outstanding balance on this credit facility as of September 30, 2013. Credit facility fees incurred for the six months ended September 30, 2013 amounted to $61,667, and are included in the Statement of Operations.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

5.    Security Transactions

Aggregate purchases and sales of Investment Funds for the six months ended September 30, 2013 amounted to $107,881,718 and $11,761,882, respectively.

6.    Subscriptions, Redemptions and Distributions to Shareholders

Generally, initial and additional subscriptions for shares of beneficial interest (“Shares”) by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Shares in the Fund. The initial acceptance for subscriptions for Shares was September 30, 2011 (the “Initial Closing Date”). After the Initial Closing Date, the Fund generally accepts subscriptions for Shares as of the first day of each month at the Fund’s then current net asset value per Share. At September 30, 2013 the Fund received $20,487,000 in subscription proceeds in advance of the October 1, 2013 subscription date. This amount is included in the Statement of Assets and Liabilities.

The Fund from time to time may offer to repurchase Shares pursuant to written tenders by shareholders. These repurchases will be made at such times, and in such amounts, and on such terms as may be determined by the Board, in its sole discretion. The Investment Manager expects to typically recommend to the Board that the Fund offer to repurchase Shares from shareholders of up to 25% of the Fund’s net assets quarterly, effective as of the last day of March, June, September, and December. A 1.5% repurchase fee (the “Repurchase Fee”) payable to the Fund will be charged for repurchases of shareholders’ Shares at any time prior to the day immediately preceding the one-year anniversary of a shareholder’s purchase of its Shares. For the six months ended September 30, 2013, the Fund charged Repurchase Fees of $2,327.

Distributions will be made at least annually on the Shares in amounts representing substantially all of the net investment income and capital gains, if any, earned each year.

Each shareholder whose Shares are registered in its own name will automatically be a participant under the dividend reinvestment plan established by the Fund and will have net investment income and net capital gain distributions automatically reinvested in Shares unless the shareholder specifically notifies the Fund in writing of its election to receive such distributions in cash.

7.    Federal Income Tax Matters

The Fund has a tax year end of October 31. The cost of investment securities on a tax basis presented below has been estimated as of September 30, 2013. The actual cost of investment securities on a tax basis may be different as of October 31, 2013, the Fund’s tax year end. The Fund’s required distributions will be determined by the net investment income or loss and net realized gain or loss for the entire tax year (November 1, 2012 through October 31, 2013).

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

7.    Federal Income Tax Matters (continued)

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2013 were as follows:

Aggregate Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$ 322,888,697	$ -	$ (2,414,014)	$ (2,414,014)

The difference between book and tax basis appreciation (depreciation) on investments is primarily PFIC mark-to-market adjustments.

8.    Risk Exposure

In the normal course of business, the Investment Funds (in which the Fund invests) trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short-selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund’s risk of loss in these Investment Funds is limited to the value of the Fund’s investments in the Investment Funds.

In pursuing its investment objectives, the Fund invests in Investment Funds that are not registered under the 1940 Act. These Investment Funds may utilize diverse investment strategies, which are not generally managed against traditional investment indices. The Investment Funds selected by the Fund will invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques that may involve significant risks. Such risks arise from the volatility of the equity, fixed income, commodity and currency markets, leverage both on and off balance sheet associated with borrowings, short sales and derivative instruments, the potential illiquidity of certain instruments including emerging markets, private transactions, derivatives, and counterparty and broker defaults. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks related to limited liquidity of the Investment Funds. The Investment Funds provide for periodic redemptions generally ranging from weekly to annually, and may be subject to various lock-up provisions and early withdrawal fees.

The investments of the Investment Funds are subject to normal market fluctuations and other risks inherent in investing in securities and there can be no assurance that any appreciation in value will occur. The value of investments can fall as well as rise and investors may not realize the amount that they invest.

Although the Investment Manager will seek to select Investment Funds that offer the opportunity to have their shares or units redeemed within a reasonable timeframe, there can be no assurance that the liquidity of the investments of such Investment Funds will always be sufficient to meet redemption requests as, and when, made.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Financial Statements September 30, 2013 (Unaudited) (continued)

8.    Risk Exposure (continued)

The Investment Manager may invest the Fund’s assets in Investment Funds that invest in illiquid securities and do not permit frequent withdrawals. Illiquid securities owned by Investment Funds are generally riskier than liquid securities because the Investment Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Investment Funds may cause shareholders to incur losses because of an inability to withdraw their investments from the Fund during or following periods of negative performance.

The Investment Funds may invest in the securities of foreign companies that involve special risks and considerations not typically associated with investing in U.S. companies. These risks include devaluation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies.

9.    Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

10.    Concentrations

One or more affiliates of the Fund’s Investment Manager have investment discretion with respect to their client’s holdings in the Fund, which collectively represent a significant portion of the Fund’s assets. Significant shareholder transactions, if any, may impact the Fund’s performance.

11.    Subsequent Events

Management has evaluated all subsequent transactions and events after the balance sheet date through the date on which these financial statements were available for issuance, and has determined that no additional items require disclosure.

J.P. Morgan Access Multi-Strategy Fund II

Board Approval of Investment Advisory Agreement (Unaudited)

The Board of Trustees meets regularly throughout the year and considers factors that are relevant to its annual consideration of investment advisory agreements at each meeting. The Board of Trustees has established various standing committees, composed of Trustees with diverse backgrounds, to which the Board of Trustees has assigned specific subject matter responsibilities to further enhance the effectiveness of the Board’s oversight and decision making. The Board of Trustees and its investment committees (money market and alternative products, equity, and fixed income) also meet for the specific purpose of considering advisory contract annual renewals. The Board of Trustees held meetings in person in June and August 2013, at which the Trustees considered the continuation of the investment advisory and sub-advisory agreements for the Fund whose semi-annual report is contained herein (each an “Advisory Agreement” and, collectively, the “Advisory Agreements”). At the June meeting, the Board’s investment committees met to review and consider performance, expense and related information for the J.P. Morgan Funds. Each investment committee reported to the full Board, which then considered the investment committee’s preliminary findings. At the August meeting, the Trustees continued their review and consideration. The Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of any party to the Advisory Agreement or any of their affiliates, approved the continuation of the Advisory Agreements on August 22, 2013.

The Trustees, as part of their review of the investment advisory arrangements for the Fund, considered and reviewed performance and other information received from the Advisor and Sub-advisor (the “Advisors”) on a regular basis over the course of the year, as well as information specifically prepared for their annual review. This information included the Fund’s performance compared to the performance of the Fund’s peers and benchmarks and analyses by the Advisors of the Fund’s performance. The Advisor also periodically provides comparative information regarding the Fund’s expense ratios and those of the peer groups. In addition, in preparation for the June and August meetings, the Trustees requested, received and evaluated extensive materials from the Advisor, including, with respect to the Fund, performance and expense information compiled by Lipper Inc. (“Lipper”), an independent provider of investment company data. Prior to voting, the Trustees reviewed the proposed approval of the Advisory Agreements with representatives of the Advisors and with counsels to the Fund and independent Trustees and received a memorandum from independent counsel to the Trustees discussing the legal standards for their consideration of the proposed approval. The Trustees also discussed the proposed approvals in executive sessions with counsels to the Fund and independent Trustees at which no representatives of the Advisors were present. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the Advisory Agreements.

In their deliberations, there was a comprehensive consideration of the information received by the Trustees. Each Trustee attributed different weights to the various factors and no factor alone was considered determinative. From year to year, the Trustees consider and place emphasis on relevant information in light of changing circumstances in market and economic conditions. The Trustees determined that the compensation to be received by the Advisor from the Fund and by the Sub-advisor from the Advisor under the Advisory Agreements was fair and reasonable and that the continuance of the investment advisory contracts was in the best interests of the Fund and its shareholders.

J.P. Morgan Access Multi-Strategy Fund II

Board Approval of Investment Advisory Agreement (Unaudited) (continued)

The factors summarized below were considered and discussed by the Trustees in reaching their conclusions:

Nature, Extent and Quality of Services Provided by the Advisors

The Trustees received and considered information regarding the nature, extent and quality of the services provided to the Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year at Trustee meetings, as well as the materials furnished specifically in connection with this annual review process. The Trustees considered the background and experience of the Advisors’ senior management and the expertise of, and the amount of attention given to the Fund by, investment personnel of the Advisors. In addition, the Trustees reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the infrastructure supporting the team. The Trustees also considered information provided by the Advisors about the structure and distribution strategy of the Fund. The Trustees also reviewed information relating to the Advisors’ risk governance model and reports showing the Advisors’ compliance structure and ongoing compliance processes. The quality of the administrative services provided by JPMorgan Funds Management, Inc. (“JPMFM”), an affiliate of the Advisors, was also considered.

The Board of Trustees also considered its knowledge of the nature and quality of the services provided by the Advisors to the Fund gained from their experience as Trustees of the J.P. Morgan Funds. In addition, they considered the overall reputation and capabilities of the Advisors and their affiliates, the commitment of the Advisors to provide high quality service to the Fund, their overall confidence in the Advisors’ integrity and the Advisors’ responsiveness to questions or concerns raised by them, including the Advisors’ willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Fund.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by the Advisors.

Costs of Services Provided and Profitability to the Advisor and its Affiliates

The Trustees received and considered information regarding the profitability to the Advisor and its affiliates in providing services to the Fund. The Trustees reviewed and discussed this data. The Trustees recognized that this data is not audited and represents the Advisor’s determination of its and its affiliates revenues from the contractual services provided to the Fund, less expenses of providing such services. Expenses include direct and indirect costs and are calculated using an allocation methodology developed by the Advisor. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based upon their review, the Trustees concluded that the profitability to the Advisor under the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

J.P. Morgan Access Multi-Strategy Fund II

Board Approval of Investment Advisory Agreement (Unaudited) (continued)

Fall-Out Benefits

The Trustees reviewed information regarding potential “fallout” or ancillary benefits received by the Advisors and their affiliates as a result of their relationship with the Fund. The Board considered that the Sub-Advisor does not currently use third-party soft dollar arrangements with respect to securities transactions it executes for the Fund.

The Trustees also considered that JPMFM, an affiliate of the Advisor, earns fees from the Fund for providing administrative services. These fees were shown separately in the profitability analysis presented to the Trustees. The Trustees also considered the fees that may be paid to JPMorgan Chase Bank, N.A. and J.P. Morgan Securities LLC for various services.

Economies of Scale

The Trustees noted that the proposed investment advisory fee schedule for the Fund does not contain breakpoints. The Trustees considered whether it would be appropriate to add advisory fee breakpoints and the Trustees concluded that the current fee structure was reasonable in light of the fee waivers and expense limitations that the Advisors and JPMFM have in place that serve to limit the overall net expense ratio at competitive levels.

Independent Written Evaluation of the Fund’s Chief Compliance Officer

The Trustees noted that, upon their direction, the Chief Compliance Officer for the Fund had prepared an independent written evaluation in order to assist the Trustees in determining the reasonableness of the proposed management fees. The Trustees considered the written evaluation in determining whether to continue the Advisory Agreements.

Fees Relative to Advisor’s Other Clients

The Trustees received and considered information about the nature and extent of investment advisory services and fee rates offered to other clients of the Advisor for investment management styles substantially similar to that of the Fund. The Trustees also considered the complexity of investment management for the Fund relative to the Advisor’s other clients and the differences in the nature and extent of the services provided to the different clients. The Trustees concluded that the fee rates charged to the Fund in comparison to those charged to the Advisors’ other clients were reasonable.

Investment Performance

The Trustees received and considered absolute and/or relative performance for the Fund in a report prepared by Lipper. The Trustees considered the total return performance information, which included the ranking of the Fund within a performance universe made up of funds with the same Lipper investment classification and objective (the “Universe Group”) by total return for applicable one-, three- and five-year periods. The Trustees reviewed a description of Lipper’s methodology for selecting funds in the Fund’s Universe Group. As part of this review, the Trustees also reviewed the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Advisors. The Lipper performance data noted by the Trustees as part of their review and the determinations made by the Trustees with respect to the Fund are summarized below:

The Trustees noted that the Fund’s performance was in the third quintile for the one-year period ended December 21, 2012. The Trustees discussed the performance and investment strategy of the Fund with the Advisors and, based upon this discussion and other factors, concluded that the performance was reasonable.

J.P. Morgan Access Multi-Strategy Fund II

Board Approval of Investment Advisory Agreement (Unaudited) (continued)

Advisory Fees and Expense Ratios

The Trustees considered the contractual advisory fee rate paid by the Fund to the Advisor and compared that rate to the information prepared by Lipper concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Trustees recognized that Lipper reported the Fund’s management fee rate as the combined contractual advisory fee and the administration fee rates. The Trustees also reviewed information about other expenses and the expense ratios for the Fund. The Trustees considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking into account any waivers and/or reimbursements. The Trustees recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The Trustees’ determinations as a result of the review of the Fund’s advisory fee and expense ratio are summarized below:

The Trustees noted that the Fund’s net advisory fee and actual total expenses were in the fourth and third quintiles, respectively, of their Universe Group. After considering the factors identified above, in light of this information, the Trustees concluded that the advisory fee paid by the Fund to the Advisor and by the Advisor to the Sub-advisor was reasonable.

J.P. Morgan Access Multi-Strategy Fund II

The Fund’s Forms N-Q are available on the Commission’s web site at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-212-648-1953, and (ii) on the Commission’s website at http://www.sec.gov.

Automatic Dividend Reinvestment Plan (“DRIP”)

Pursuant to the DRIP, each Shareholder will automatically be a participant under the DRIP and have all income dividends and/or capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically notifies the Fund of its election to receive income dividends and/or capital gain distributions in cash at least 121 days before the last business day of the calendar year, or if the ex dividend date differs from the last business day, such other day that is the ex dividend date of such distribution. An election in writing to receive income dividends and/or capital gain distributions in cash received by the Fund 120 days or less before the ex dividend date of any dividend and/or distribution will apply to subsequent dividends and/or distributions that are paid at least 121 days after receipt of such election.

Generally, for U.S. federal income tax purposes, Shareholders receiving Shares under the DRIP will be treated as having received a distribution equal to the amount payable to them in cash as a distribution had the Shareholder not participated in the DRIP.

Shares will be issued pursuant to the DRIP at their net asset value determined on the next valuation date following the ex-dividend date (the last date of a dividend period on which an investor can purchase Shares and still be entitled to receive the dividend). There is no sales load or other charge for reinvestment. The Fund may terminate the DRIP at any time. Any expenses of the DRIP will be borne by the Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	J.P. Morgan Access Multi-Strategy Fund II

By (Signature and Title)*	/s/ Robert L. Young
Robert L. Young, Principal Executive Officer
(principal executive officer)

Date	12/5/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert L. Young
Robert L. Young, Principal Executive Officer
(principal executive officer)

Date	12/5/13

By (Signature and Title)*	/s/ Lauren A. Paino
Lauren A. Paino, Principal Financial Officer
(principal financial officer)

Date	12/5/13

* Print the name and title of each signing officer under his or her signature.